Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Summary of Other operating expense
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Gain on transfer of GSN Games shares *1	—	(70,020)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(18,868)	(4,593)
(Gain) loss on sale, disposal or impairment of assets, net *2	32,122	8,316
Other	996	803

	14,250	(65,494)

*1	Refer to Note 31.

*2	Refer to Notes 9 and 11.